ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Equity [Abstract]
Summary of Changes in Balances of Each Component of Accumulated Other Comprehensive Loss

The following table presents the changes in balances of each component of Accumulated other comprehensive loss (“AOCI”) for the periods ending September 30:

(Amounts in thousands)	Currency Translation	Other	Accumulated Other Comprehensive Loss
Balance at April 1, 2013	$(860)	$4	$(856)

Other comprehensive loss before reclassifications	(2,704)	5	(2,699)
Amounts reclassified from AOCI	—	—	—
Income tax expense (benefit)	918	(2)	916

Balance at September 30, 2013	$(2,646)	$7	$(2,639)

Balance at April 1, 2014	(5,985)	8	(5,977)

Other comprehensive loss before reclassifications	(3,356)	—	(3,356)
Amounts reclassified from AOCI	—	—	—
Income tax expense	850	—	850

Balance at September 30, 2014	$(8,491)	$8	$(8,483)

The following table presents the changes in the balances of each component of Accumulated other comprehensive loss (“AOCI”) for the fiscal years ended March 31:

(Amounts in thousands)	Currency Translation	Other	Accumulated Other Comprehensive Loss
Balance at April 1, 2011	$(1,449)	$2	$(1,447)

Other comprehensive loss before reclassifications	(38)	44	6
Amounts reclassified from AOCI	—	—	—
Tax expense/(benefit)	83	(17)	66

Balance at March 31, 2012	(1,404)	29	(1,375)

Other comprehensive loss before reclassifications	842	(41)	801
Amounts reclassified from AOCI	—	—	—
Income tax expense/(benefit)	(298)	16	(282)

Balance at March 31, 2013	$(860)	$4	$(856)

Other comprehensive loss before reclassifications	(6,895)	6	(6,889)
Amounts reclassified from AOCI	—	—	—
Income tax expense/(benefit)	1,770	(2)	1,768

Balance at March 31, 2014	$(5,985)	$8	$(5,977)